Note 23 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		€ 11,848	€ 10,865	€ 9,951
Mathematical reserves member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		10,396	9,495	8,731
Individual life insurance [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	[1]	8,682	7,265	6,268
Group insurance [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	[2]	1,714	2,230	2,463
Provision for upaid claims reported member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		612	706	672
Provisions for unexpired risks and other provisions [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued		€ 839	€ 664	€ 548

[1]	(1) Provides coverage in the event of death, disability and serious illness.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.